Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2017	2016
Land and improvements	$284,374	$54,604
Buildings and other leasehold improvements	1,187,642	628,390
Riverboat	61,091	40,148
Furniture, fixtures and equipment	420,399	251,504
Furniture, fixtures and equipment held under capital leases (Note 16)	870	3,571
Construction in progress	14,451	6,985
	1,968,827	985,202
Less—Accumulated depreciation and amortization	(466,010)	(372,860)
Property and equipment, net	$1,502,817	$612,342